Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Description of discount rate on which management has based cash flow projections	12.25	11.57
Description of annual terminal growth rate on which management has based cash flow projections	(0.50%)	(1.00%)